Consolidated Statements of Income		12 Months Ended
		Nov. 30, 2024 HKD ($) $ / shares shares	Nov. 30, 2024 USD ($) $ / shares shares	Nov. 30, 2023 HKD ($) $ / shares shares	Nov. 30, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
REVENUE		$ 20,286,590	$ 2,607,363	$ 20,539,218	$ 14,331,576
Operating expenses
Direct cost of revenues		7,970,194	1,024,381	4,505,483	2,492,304
Selling expenses		967,473	124,346	3,276,562	957,546
General and administrative expenses		13,875,156	1,783,324	8,623,437	7,073,360
Total operating expenses		22,812,823	2,932,051	16,405,482	10,523,210
Income (loss) from operation		(2,526,233)	(324,688)	4,133,736	3,808,366
OTHER INCOME (EXPENSE)
Financial expense		(101,711)	(13,073)	(108,259)	(97,167)
Other income, net		1,526,182	196,155	574,127	280,241
Total other income, net		1,424,471	183,082	465,868	183,074
INCOME (Loss) BEFORE INCOME TAXES		(1,101,762)	(141,606)	4,599,604	3,991,440
Income tax expenses (benefits)		(676,053)	(86,891)	530,625	512,429
NET INCOME (LOSS)		$ (425,709)	$ (54,715)	$ 4,068,979	$ 3,479,011
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)		12,565,068	12,565,068	11,250,000	11,250,000
Diluted (in Shares)		12,565,068	12,565,068	11,250,000	11,250,000
EARNINGS PER SHARE
Basic (in Dollars per share and Dollars per share) | (per share)	[1]	$ (0.03)	$ 0	$ 0.36	$ 0.31
Diluted (in Dollars per share and Dollars per share) | (per share)	[1]	$ (0.03)	$ 0	$ 0.36	$ 0.31

[1]	Basic and diluted earnings per share for the year ended November 30, 2024 is US$(0.00), mainly due to the rounding, but not 0.